Earnings per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Earnings per Share
Schedule of potentially dilutive securities that were excluded from the computation of dilutive shares

	Three Months Ended March 31,
(Thousands)	2023	2022
Warrants	—	—
Restricted stock	2,210	475
Options	1,517	1,711
If-converted securities	23,583	25,092

	Year Ended December 31,
(Thousands)	2022	2021	2020
Warrants	19,373	—	—
Restricted stock	1,602	950	1,425
Options	3,217	3,200	2,531
If-converted securities	23,588	25,092	23,308

Schedule of basic and diluted earning per share

	Three Months Ended March 31,
(Thousands, except per share data)	2023	2022
Basic Earnings per Common Share
Numerator:
Net loss attributable to common shareholders	$(4,770)	$(11,613)
Denominator:
Weighted-average common shares outstanding — basic	75,358	34,641
Basic loss per common share	$(0.06)	$(0.34)

Diluted Earnings per Common Share
Numerator:
Net loss attributable to common shareholders — basic	$(4,770)	$(11,613)
Effect of non-participating securities	(5,529)	—
Net loss attributable to common shareholders — diluted	$(10,299)	$(11,613)
Denominator:
Weighted-average common shares outstanding — basic	75,358	34,641
Impact of if-converted securities	—	—
Effect of other dilutive securities	1,335	—
Weighted-average common shares outstanding — diluted	76,693	34,641

Dilutive loss per common share	$(0.13)	$(0.34)

	Year Ended December 31,
(Thousands, except per share data)	2022	2021	2020
Diluted Earnings per Common Share
Numerator:
Net loss attributable to common shareholders — basic	$(77,633)	$(46,155)	$(147,684)
Effect of non-participating securities	—	—	—
Net loss attributable to common shareholders — diluted	$(77,633)	$(46,155)	$(147,684)
Denominator:
Weighted-average common shares outstanding — basic	48,444	34,472	34,202
Impact of if-converted securities	—	—	—
Effect of other dilutive securities	—	—	—
Weighted-average common shares outstanding — diluted	48,444	34,472	34,202

Dilutive loss per common share	$(1.60)	$(1.34)	$(4.32)